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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirios Capital Management, L.P.
                 -------------------------------
   Address:      One International Place
                 -------------------------------
                 Boston, MA  02110-2649
                 -------------------------------

Form 13F File Number: 028-05369
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sirios Associates, L.L.C.
         -------------------------------------
Title:   John F. Brennan, Jr., Managing Member
         -------------------------------------
Phone:   (617) 598-5100
         -------------------------------------

Signature, Place, and Date of Signing:

       /s/ John F. Brennan, Jr.          Boston, MA         8/12/2010
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 45
                                        --------------------

Form 13F Information Table Value Total: $809,451
                                        --------------------
                                           (in Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    01        028-05371                    John F. Brennan, Jr.
    ------        -----------------        ---------------------------------

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
           COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------------------------------------------------------------------------------------------------
                                                        VALUE   SH/PRN          PUT/ INVSTMT             VOTING AUTHORITY
            ISSUER            TITLE OF CLASS CUSIP     (x1000)  AMOUNT  SH/PRN  CALL DISCRTN  OTHER MGRS SOLE SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES               COMMON     002824100    15211  325170 SH           OTHER        01      0    325170    0
APPLE INC                         COMMON     037833100    15971   63496 SH           OTHER        01      0     63496    0
AMERISTAR CASINOS INC             COMMON     03070Q101    22868 1518450 SH           OTHER        01      0   1518450    0
BANNER CORP                       COMMON     06652V109     7118 3594818 SH           OTHER        01      0   3594818    0
CISCO SYSTEMS INC                 COMMON     17275R102    32890 1543405 SH           OTHER        01      0   1543405    0
CSX CORP                          COMMON     126408103     7115  143370 SH           OTHER        01      0    143370    0
CVS CAREMARK CORP                 COMMON     126650100    27192  927426 SH           OTHER        01      0    927426    0
DEERE & CO                        COMMON     244199105     5419   97320 SH           OTHER        01      0     97320    0
FORD MOTOR COMPANY            COM PAR $0.01  345370860     9404  932920 SH           OTHER        01      0    932920    0
GENERAL DYNAMICS CORP             COMMON     369550108     2645   45160 SH           OTHER        01      0     45160    0
HARTFORD FINL SVCS GROUP INC      COMMON     416515104    16021  723930 SH           OTHER        01      0    723930    0
HASBRO INC                        COMMON     418056107    33782  821943 SH           OTHER        01      0    821943    0
HOLOGIC INC                       COMMON     436440101     2348  168588 SH           OTHER        01      0    168588    0
INVESTORS BANCRP                  COMMON     46146P102     5713  435414 SH           OTHER        01      0    435414    0
ISTAR FINANCIAL INC               COMMON     45031U101    10481 2350102 SH           OTHER        01      0   2350102    0
JACOBS ENGR GROUP INC             COMMON     469814107     2733   74990 SH           OTHER        01      0     74990    0
JPMORGAN CHASE & CO               COMMON     46625H100    39694 1084240 SH           OTHER        01      0   1084240    0
KEYCORP                       PFD 7.75% SR A 493267405     6417   67375 SH           OTHER        01      0     67375    0
KEYCORP                           COMMON     493267108     5570  724290 SH           OTHER        01      0    724290    0
LEAR CORP                         COMMON     521865204    43431  656054 SH           OTHER        01      0    656054    0
LIFE TECHNOLOGIES CORP            COMMON     53217V109    14770  312593 SH           OTHER        01      0    312593    0
MARSHALL & IISLEY CORP            COMMON     571837103     1452  202200 SH           OTHER        01      0    202200    0
MERCK & CO                        COMMON     58933Y105    24170  691175 SH           OTHER        01      0    691175    0
MICROSOFT CORP                    COMMON     594918104    20870  906995 SH           OTHER        01      0    906995    0
NIKE INC                           CL B      654106103    30589  452841 SH           OTHER        01      0    452841    0
ORIENTAL FINL GROUP INC           COMMON     68618W100      193   15270 SH           OTHER        01      0     15270    0
PEOPLES UNITED FINL INC           COMMON     712704105    31511 2334140 SH           OTHER        01      0   2334140    0
PRECISION CASTPARTS CORP          COMMON     740189105    48993  476033 SH           OTHER        01      0    476033    0
ROMA FINCL CORP                   COMMON     77581P109     4742  436626 SH           OTHER        01      0    436626    0
SCRIPPS NETWORKS INTERACT          CL A      811065101    31350  777153 SH           OTHER        01      0    777153    0
SPDR S&P 500 ETF TRUST        UNIT SER 1 S&P 78462F103    61333  594200 SH      PUT  OTHER        01      0    594200    0
STRYKER CORP COM                  COMMON     863667101     3170   63320 SH           OTHER        01      0     63320    0
TEMPUR-PEDIC INTL INC             COMMON     88023U101    20609  670198 SH           OTHER        01      0    670198    0
TEREX CORP NEW                    COMMON     880779103     2587  138040 SH           OTHER        01      0    138040    0
TFS FINANCIAL GROUP               COMMON     87240R107    19714 1588590 SH           OTHER        01      0   1588590    0
TJX COS INC NEW                   COMMON     872540109    15631  372609 SH           OTHER        01      0    372609    0
TRANSDIGM GROUP INC               COMMON     893641100    18013  352990 SH           OTHER        01      0    352990    0
UMPQUA HOLDINGS CORP              COMMON     904214103    20602 1794630 SH           OTHER        01      0   1794630    0
UNITED PARCEL SERVICE INC          CL B      911312106    25859  454550 SH           OTHER        01      0    454550    0
UNITED STATES STL CORP            COMMON     912909108     2134   55360 SH           OTHER        01      0     55360    0
UNITED TECHNOLOGIES CORP          COMMON     913017109    24808  382190 SH           OTHER        01      0    382190    0
UNITEDHEALTH GRP                  COMMON     91324P102    23979  844345 SH           OTHER        01      0    844345    0
UNIVERSAL HEALTH SERVICES INC      CL B      913903100    31211  818102 SH           OTHER        01      0    818102    0
WASHINGTON FED INC                COMMON     938824109    14872  919170 SH           OTHER        01      0    919170    0
XL CAPITAL LTD                     CL A      G98255105     4266  266450 SH           OTHER        01      0    266450    0